Performance Management - AOT Growth and Innovation ETF	Sep. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at Updated performance information is available at https://aotetf.com/ or by calling the Fund at (215) 330-4476.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date return as of June 30, 2026 was 16.83%.
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 27.37% (quarter ended June 30, 2025) and the Fund’s lowest return for a calendar quarter was -12.31% (quarter ended March 31, 2025).

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	16.83%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	27.37%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(12.31%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total ReturnsFor the Periods Ended December 31, 2025
Performance Table Narrative
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax- deferred arrangement, such as a 401(k) plan or an IRA.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax- deferred arrangement, such as a 401(k) plan or an IRA.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://aotetf.com/
Performance Availability Phone [Text]	(215) 330-4476